Segment Information (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
Schedule of Total Assets by Geographic Area

	December 31,
	2025	2024
Long-lived Assets
Chinese Mainland	$766,684	$945,359
Outside Chinese Mainland	11,982	13,158
Total Long-lived Assets	$778,666	$958,517

Schedule of Revenues are Attributed to Geographic Locations

The Company's revenues are attributed to geographic locations as follows:

	For the year ended December 31,
	2025	2024	2023
Sales
Chinese Mainland	$261,184	$297,003	$402,957
Outside Chinese Mainland	124,829	64,371	67,213
Total Sales	$386,013	$361,374	$470,170

Summarizes of Significant Expenses

The table below summarizes the significant expense categories regularly reviewed by the CODM:

	For the year ended December 31,
	2025	2024	2023
Sales	$386,013	$361,374	$470,170
Cost of sales	124,032	140,688	146,853
Research and development expenses:
Pneumococcal Conjugate Vaccine	38,859	43,228	44,121
Bivalent Enterovirus Vaccine	19,995	13,722	6,659
Pentavalent DTaP-IPV/Hib Combination Vaccine	17,325	33,767	93,211
Rabies vaccine for human use	15,507	45,641	28,365
Group ACYW135 Meningococcal Conjugate Vaccine	13,522	21,647	29,174
Adsorbed Tetanus Vaccine	11,772	7,725	1,365
Others (a)	99,200	104,931	147,292
Selling, general and administrative expenses	332,979	420,922	598,250
Other segment income (expense) (b)	88,342	511,553	504,262
Net (loss) income	$(198,836)	$40,656	$(120,858)

(a) Includes research and development expenses on other product candidates at preliminary stage.

(b) Other segment income (expense) includes provision for credit losses, loss on disposal and impairment of property, plant and equipment, loss on impairment of intangible assets, loss on impairment of goodwill, government grants recognized in income, interest and financing expenses, interest income, share of losses from equity method investments, income tax benefit (expense), and other income, net.